Share capital	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Share capital
19. Share capital
As at March 31, 2021, the authorized share capital was £6,100 divided into 60,000,000 ordinary shares of 10 pence each and 1,000,000 preferred shares of 10 pence each. The Company had 49,402,203 ordinary shares (excluding 1,100,000 treasury shares) outstanding as at March 31, 2021. There were no preferred shares outstanding as at March 31, 2021.
As at March 31, 2020, the authorized share capital was £6,100 divided into 60,000,000 ordinary shares of 10 pence each and 1,000,000 preferred shares of 10 pence each. The Company had 49,733,640 ordinary shares (excluding Nil treasury shares) outstanding as at March 31, 2020. There were no preferred shares outstanding as at March 31, 2020.
Treasury shares
In March 2018, the shareholders of the Company authorized the repurchase of up to 3,300,000 of the Company’s ADSs, at a price range of $10 to $100 per ADS. Pursuant to the terms of the repurchase program, the Company’s ADSs may be purchased in the open market from time to time for 36 months from March 30, 2018, the date of shareholders’ approval.
During the year ended March 31, 2019, the Company purchased 1,101,300 ADSs in the open market for a total consideration of $56,362 (including transactions costs of $11) under the above-mentioned share repurchase program.
During the year ended March 31, 2020, the Company purchased 1,098,700 ADSs, in the open market for a total consideration of $63,737 (including transaction costs of $11) under the above-mentioned share repurchase program.
During the year ended March 31, 2020, the Company received authorization from the Board of Directors to cancel, and cancelled, 2,200,000 ADSs that were held as treasury shares for an aggregate cost of $120,154. The effect of the cancellation of these treasury shares was recognized in share capital amounting to $281 and in share premium amounting to $119,873, in compliance with Jersey law. There was no effect on the total shareholders’equity as a result of this cancellation.
During the year ended March 31, 2021, the Company paid $55 towards cancellation fees for ADSs in relation to the repurchase of 1,100,000 ADSs.
During the year ended March 31, 2021, the Company purchased the balance 1,100,000 ADSs in the open market for a total consideration of $78,563 (including transaction costs $11) and completed the authorized repurchases under the above-mentioned share repurchase program. The Company funded the repurchases under the repurchase program with cash on hand.
During the year ended March 31, 2021, the shareholders of the Company authorized a new share repurchase program for the repurchase of up to 3,300,000 of the Company’s ADSs, each representing one ordinary share, at a price range of $10 to $110 per ADS. Pursuant to the terms of the repurchase program, the Company’s ADSs may be purchased in the open market from time to time for 36 months from April 1, 2021 to March 31, 2024. The Company is not obligated under the repurchase program to repurchase a specific number of ADSs, and the repurchase program may be suspended at any time at the Company’s discretion. The Company intends to fund the repurchase with cash on hand.